Discontinued Operations (Schedule of Results Attributable to Discontinued Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of discontinued operations [Abstract]
Recovery of retained claims	$ 9,923	$ 30,000	$ 5,340
Income taxes	(1,447)	(5,347)	(10,971)
Profit/(loss) after income taxes	8,476	24,653	(5,631)
Net cash flows provided by/(used in) investing activities	$ 8,476	$ 24,567	$ (155,361)